Other operating (expenses) income, net (Tables)	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Other Operating Income (Expense)

	2023	2022	2021
Listing expense (ii)	(319,554)	—	—
Gain on bargain purchase (i)	—	18,295	—
Sales of fixed assets	2,071	8,592	3,914
Other operating income	41,674	29,872	11,704
Other operating income (expenses), net	(275,810)	56,759	15,618
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(i)Acquisition of Union. See note 21.
(ii)This represents stock exchange listing service as a result of the SPAC Transaction. Refer to Note 22 for further discussion.